Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2013 CNY Segment	Dec. 31, 2012 CNY	Dec. 31, 2013 Deng Yuqiang [Member]	Dec. 31, 2013 Zhang Xiangdong [Member]	Dec. 31, 2013 Chang Yingming [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Sales Revenue, Net [Member] Customer Concentration Risk [Member]	Dec. 31, 2013 Minimum [Member] Accounts Receivable [Member] Credit Concentration Risk [Member]	Dec. 31, 2013 Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
USD to CNY translation rate	6.0537	6.0537
Cash restricted from withdrawal		0
Off-balance-sheet credit exposure		0
Allowance for accounts receivable		0	0
Intangible asset useful life							1 year			10 years
Concentration risk, percentage								10.00%	10.00%
Business tax							3.00%			5.00%
Value added tax rate	6.00%	6.00%
Number of operating segment	1	1
Interest-free loans lent to VIEs' nominee equity holders for the sole purpose of their contribution of VIEs' registered capital		14,600,000
Ordinary shares holding percentage				19.41%	5.00%	2.02%
Assets pledged as collateral	$ 0